Net assets	12 Months Ended
Dec. 31, 2023
Net assets [Abstract]
Net assets
16.	Net assets

a.	Issued member’s equity:

During 2022, the Group’s shareholders contributed in cash to the net assets of the Group’s Companies as follows:

•	On January 31, 2022, Murano P.V. contributed $128,378.
•	On September 15, 2022, Murano P.V. contributed $150,000.
•	On November 25, 2022, Murano P.V. contributed $100,000.
•	On February 10, 2022, Operadora Hotelera I421 Premium, was incorporated and contributed $50,000.

During 2021, the Group’s shareholders contributed in cash to the net assets of the Group’s Companies as follows:
•	On August 31, 2021, Murano P.V. contributed $1,050,000.
•	On September 3, 2021, Murano P.V. contributed $1,996,150.
•	On September 9, 2021, Murano P.V. contributed $1,994,400.
•	On October 29, 2021, Murano P.V. contributed $200,000.
•	On November 26, 2021, Murano P.V. contributed $300,000.
•	On December 17, 2021, Murano P.V. contributed $150,000.
•	On December 23, 2021, Murano P.V. contributed $150,000.
•	On November 25, 2021, Operadora Hotelera I421 contributed $900,000.
•	On November 25, 2021, Operadora Hotelera GI contributed $210,001.
•	On July 7, 2021, Operadora Hotelera GI II., was incorporated and contributed $100,000.

b.	Capital Reimbursement

During 2022, the Group’s shareholders made capital reimbursements as follows:

•	On February 9, 2022, Murano World made capital reimbursements of $1,658,600.
•	On February 22, 2022, Murano World made capital reimbursements of $12,183,780.
•	On February 28, 2022, Murano World made capital reimbursements of $4,800,000.
•	On March 17, 2022, Murano World made capital reimbursements of $4,174,860.
•	On March 23, 2022, Murano World made capital reimbursements of $13,748,700.
•	On April 20, 2022, Murano World made capital reimbursements of $1,993,770.
•	On April 28, 2022, Murano World made capital reimbursements of $5,089,000.
•	On May 12, 2022, Murano World made capital reimbursements of $10,186,000.
•	On May 20, 2022, Murano World made capital reimbursements of $2,994,945.
•	On May 31, 2022, Murano World made capital reimbursements of $4,239,475.
•	On June 7, 2022, Murano World made capital reimbursements of $3,623,356.
•	On June 17, 2022, Murano World made capital reimbursements of $4,133,500.
•	On June 27, 2022, Murano World made capital reimbursements of $5,009,125.
•	On July 1, 2022, Murano World made capital reimbursements of $30,216,450.
•	On July 14, 2022, Murano World made capital reimbursements of $4,157,640.
•	On July 21, 2022, Murano World made capital reimbursements of $5,110,175.
•	On July 21, 2022, Murano World made capital reimbursements of $3,064,950.
•	On August 19, 2022, Murano World made capital reimbursements of $3,255,805.
•	On August 26, 2022, Murano World made capital reimbursements of $4,979,950.
•	On September 9, 2022, Murano World made capital reimbursements of $1,001,485.
•	On September 14, 2022, Murano World made capital reimbursements of $1,089,785.
•	On September 23, 2022, Murano World made capital reimbursements of $5,200,675.
•	On September 28, 2022, Murano World made capital reimbursements of $250,000.
•	On October 21, 2022, Murano World made capital reimbursements of $14,089,040.
•	On November 22, 2022, Murano World made capital reimbursements of $24,291,625.
•	On November 25, 2022, Murano World made capital reimbursements of $100,000.
•	On December 9, 2022, Murano World made capital reimbursements of $9,848,850.
•	On December 15, 2022, Murano World made capital reimbursements of $10,822,900.
•	On December 19, 2022, Murano World made capital reimbursements of $21,959,260.
•	On December 31, 2022, Murano World made capital reimbursements of $85,500,000.

During 2021, the Group’s shareholders made capital reimbursements as follows:
•	On January 13, 2021, Murano World made capital reimbursements of $1,200,000.
•	On January 22, 2021, Murano World made capital reimbursements of $1,957,930.
•	On January 29, 2021, Murano World made capital reimbursements of $4,043,360.
•	On February 10, 2021, Murano World made capital reimbursements of $201,227.
•	On February 11, 2021, Murano World made capital reimbursements of $602,739.
•	On February 19, 2021, Murano World made capital reimbursements of $1,213,542.
•	On February 25, 2021, Murano World made capital reimbursements of $3,087,495.
•	On March 12, 2021, Murano World made capital reimbursements of $629,559.
•	On March 22, 2021, Murano World made capital reimbursements of $2,044,150.
•	On March 26, 2021, Murano World made capital reimbursements of $3,118,230.
•	On April 8, 2021, Murano World made capital reimbursements of $3,225,792.
•	On April 14, 2021, Murano World made capital reimbursements of $3,617,100.
•	On April 23, 2021, Murano World made capital reimbursements of $1,987,400.
•	On April 30, 2021, Murano World made capital reimbursements of $3,994,240.
•	On May 12, 2021, Murano World made capital reimbursements of $1,500,000.
•	On August 31, 2021, Murano World made capital reimbursements of $4,486,688.
•	On September 3, 2021, Murano World made capital reimbursements of $1,996,150.
•	On September 9, 2021, Murano World made capital reimbursements of $1,994,400.
•	On September 20, 2021, Murano World made capital reimbursements of $300,000.
•	On September 29, 2021, Murano World made capital reimbursements of $4,021,040.
•	On September 29, 2021, Murano World made capital reimbursements of $200,000.
•	On November 26, 2021, Murano World made capital reimbursements of $300,000.